PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Description Of Accounting Policy For Pensions Plans And Other Post-Employment Benefits [Text Block]
31.a. Accounting policy
The Company and its subsidiaries individually sponsor pension funds of post-retirement benefits for active and retired employees, in addition to a multisponsor supplementary retirement plan and health care plan for former employees. Contributions are determined on an actuarial basis and recorded on an accrual basis. Liabilities relating to defined benefit plans are determined based on actuarial evaluations at each year-end, in order to ensure that sufficient reserves have been set up for both current and future commitments.
The Company and its subsidiaries manage and individually sponsors a health care plan for retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/1998 (which provides for private health care and health insurance plans). As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees.
Actuarial liabilities related to defined benefit plans were calculated using the projected unit credit method. Actuarial gains and losses are recognized immediately in equity (in other comprehensive income).
For plans with defined contribution characteristics, the obligation is limited to the contributions payable, which are recognized in the P&L in the respective accrual periods.
The asset or liability related to defined benefit plan to be recognized in the financial statements corresponds to the present value of the obligation for the defined benefit (using a discount rate based on long-term National Treasury Notes – “NTNs”), less the fair value of plan assets that will be used to settle the obligations. Plan assets are assets held by a privately held supplementary pension plan entity. Plan assets are not available to the Company’s creditors or those of its subsidiaries and cannot be paid directly to the Company or its subsidiaries. The fair value is based on information on market prices and, in the case of securities quoted, on the purchase price disclosed. The value of any defined benefit asset then recognized is limited to the present value of any economic benefits available as a reduction in future plan contribution from the Company.
Actuarial costs recognized in the statement of income are limited to the service cost and cost of interest on the defined benefit plan obligation. Any changes in the measurement of plan assets and obligations are initially recognized in other comprehensive income, and immediately reclassified to retained earnings in P&L.